Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 441	$ 384
Intangible assets and goodwill	675	913
Associates and joint venture	14	9
Deferred tax assets	5	0
Other investments	1,241	377
Prepayments and other assets	127	4
Non-current assets	2,503	1,687
Current assets
Inventories	4	3
Trade and other receivables	255	172
Prepayments and other assets	185	109
Other investments	3,240	1,298
Cash and cash equivalents	4,991	2,173
Current assets	8,675	3,755
Total assets	11,178	5,442
Equity
Share capital and share premium	21,529	140
Reserves	606	3,951
Accumulated losses	(14,402)	(10,490)
Equity/(deficit) attributable to owners of the Company	7,733	(6,399)
Non-controlling interests	286	105
Total equity/(deficit)	8,019	(6,294)
Non-current liabilities
Convertible redeemable preference shares	0	10,767
Warrant liabilities	54	0
Loans and borrowings	2,031	111
Provisions	18	3
Trade and other payables	27	18
Deferred tax liabilities	3	1
Non-current liabilities	2,133	10,900
Current liabilities
Loans and borrowings	144	140
Provisions	35	35
Trade and other payables	844	661
Current tax liabilities	3		[1]
Current liabilities	1,026	836
Total liabilities	3,159	11,736
Total equity/(deficit) and liabilities	$ 11,178	$ 5,442

[1]	Amount less than $1 million